November 7, 2017

DREYFUS INSTITUTIONAL S&P 500 STOCK INDEX FUND

Supplement to Statement of Additional Information
dated December 30, 2016, as revised or amended February 1, 2017,

March 1, 2017, March 31, 2017, April 14, 2017, May 1, 2017, July 27, 2017, August 31, 2017 and September 29, 2017

The following information supersedes any contrary information contained in the fund's Statement of Additional Information:

Fund	Additional Portfolio Managers

DADSF	N/A
DEMDUSDF	N/A
DGEMF	N/A
DSMLSF	N/A
DYESF	N/A
DMCGF	N/A
DDEMF	N/A
D/TBCSCGF	N/A
D/TBCSCVF	N/A
D/TBCSMCGF	N/A
D/NIEF	N/A
D/SGFIF	N/A
DTSTRBF	N/A
DISPSIF	Warren Carlson, Lara Dalisay, David France, Rebecca Gao, Daniel Lai, Todd Rose, Marlene Walker Smith and Josephine Tong
DBMIF	N/A
DCEF	N/A
DDSF	N/A
DFRIF	Tom Frangione and Frank Longobardi
DOFIF	David Bowser
DTMGF	N/A
DEMDLCF	N/A
DEIF	N/A
DGEIF	N/A
DHYF	Josephine Shin and Stephen Sylvester
DIBF	N/A

GRP5-SAISTK-1117